Long-term debt - Additional Information (Detail) $ in Millions			3 Months Ended	12 Months Ended
	Jun. 22, 2020	Jan. 01, 2020	Sep. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of senior notes				$ 17	$ 32
Percentage of long-term debt instruments exposed to changes in short-term interest rates				87.00%	80.00%
Letters of credit outstanding				$ 8	$ 7
Senior debt to Adjusted EBITDA				2.57	3.66
Total debt to Adjusted EBITDA				2.57	3.66
Convenant description			the Company agreed to pay an additional 50 bps in interest rate per annum, if the covenant is less than or equal to 3.00:1, 100 bps if the covenant is greater than 3.00:1 and less than or equal to 4.00:1 and 125 bps if the covenant is greater than 4.00:1 and less than or equal to 4.25:1. On December 31, 2019, Senior debt to Adjusted EBITDA and Total debt to Adjusted EBITDA was 2.57.
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Senior debt to Adjusted EBITDA				4.25
Total debt to Adjusted EBITDA				4.25
Top of range [member] | Prospective Amendment To The Maturity And Revolving Date Syndicated Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilities maturity				November 30, 2021
Top of range [member] | Amending agreements [member]
Disclosure of detailed information about borrowings [line items]
Senior debt to Adjusted EBITDA				4.25
Top of range [member] | Prior amending agreements [member]
Disclosure of detailed information about borrowings [line items]
Total debt to Adjusted EBITDA				4.25
Syndicated credit facility [member]
Disclosure of detailed information about borrowings [line items]
Debt			$ 550
Available borrowing facilities			$ 450
Syndicated credit facility [member] | Prospective Amendment To The Maturity And Revolving Date Syndicated Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilitites revolving date	Jun. 30, 2020
Credit facilities maturity	April 1, 2021
Revolving period reconfirmation date	Jun. 22, 2020
Syndicated credit facility [member] | Amendement Syndicated Credit Facilities Maturity Date And Revolving Date [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilitites revolving date		May 31, 2021
Credit facilities maturity		November 30, 2021